Labor liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Labor liabilities
Schedule of labor liabilities

	12/31/2020	12/31/2019
Provision for vacation, 13th salary and payroll charges	32,460	32,415
INSS payable	9,582	7,523
Provision for profit sharing	7,471	5,426
FGTS payable	3,562	2,584
Salaries payable	2,685	1,901
Other (*)	9,994	3,208
	65,754	53,057
Current liabilities	63,067	51,080
Non-current liabilities	2,687	1,977

(*)It corresponds substantially to the provision for overtime, wages and Napse social charges.